Condensed Consolidated Interim Statements of Operations - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 42,596,673	$ 51,626,779	$ 119,825,847
Net gain / (loss) on digital assets	634,557	333,450	938,365
Net gain / (loss) on investments	258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading	267,769	151,583	192,558
Revenues and gains / (losses) from operations	43,757,790	52,209,639	120,491,852
Operating expenses:
Transaction expenses	42,741,776	51,592,423	120,995,931
Compensation and benefits	265,591	219,256	216,201
General and administrative	279,297	58,351	148,770
Technology	30,510	20,107	14,918
Professional fees	51,076	38,051	28,223
Notes interest expense	30,804	27,285	37,029
Total operating expenses	43,399,054	51,955,473	121,441,072
Other income / (expense):
Unrealized gain / (loss) on notes payable – derivative	(31,727)	(9,603)	57,998
Other income / (expense), net	2,774	(135)	26,480
Total other income / (expense)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	329,783	244,428	(844,420)
Income tax expense / (benefit)	(16,939)	15,914	(28,291)
Net income / (loss)	346,722	228,514	(816,129)
Loss for the year	0	0	(97,219)
Unit holders of the Company	$ 346,722	$ 228,514	$ (718,910)